UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-05189

                              THE SPAIN FUND, INC.
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105
               (Address of principal executive offices) (Zip code)

                                 Mark R. Manley
                        Alliance Capital Management, L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                   Date of fiscal year end: November 30, 2005

                   Date of reporting period: February 28, 2005

ITEM 1.  SCHEDULE OF INVESTMENTS.

Portfolio of Investments
--------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
February 28, 2005 (unaudited)

Company                                                   Shares    U.S. $ Value
--------------------------------------------------------------------------------

COMMON STOCKS -- 98.3%

Financial Services -- 27.4%
Banking - Money Center -- 20.1%
Banco Bilbao Vizcaya Argentaria, SA(a)                   607,000    $ 10,495,003
Banco Santander Central Hispano, SA                      688,819       8,507,427
                                                                    ------------
                                                                      19,002,430
                                                                    ------------
Banking - Regional -- 4.2%
Banco Popular Espanol, SA                                 56,706       3,922,603
                                                                    ------------
Insurance -- 3.1%
Corporacion Mapfre, SA                                   180,508       2,912,909
                                                                    ------------
                                                                      25,837,942
                                                                    ------------
Utilities -- 25.8%
Electric & Gas -- 12.0%
Enagas                                                   125,000       2,049,271
Endesa, SA                                               174,593       3,946,136
Gas Natural SDG, SA                                       95,000       2,810,785
Red Electrica de Espana                                   99,106       2,558,523
                                                                    ------------
                                                                      11,364,715
                                                                    ------------
Telephone -- 13.8%
Telefonica, SA                                           707,530      13,006,647
                                                                    ------------
                                                                      24,371,362
                                                                    ------------
Consumer Services -- 24.1%
Airlines -- 1.1%
Iberia Lineas Aereas de Espana, SA                       297,242       1,037,432
                                                                    ------------
Apparel -- 7.2%
Industria de Diseno Textil, SA (Inditex)                 220,744       6,815,516
                                                                    ------------
Broadcasting & Cable -- 7.2%
Gestevision Telecinco, SA(b)                             139,894       3,079,070
Promotora de Informaciones (Prisa), SA                   132,000       2,770,299
Sogecable, SA(b)                                          22,504         905,406
                                                                    ------------
                                                                       6,754,775
                                                                    ------------
Cellular Communications -- 1.7%
Telefonica Moviles, SA                                   126,028       1,602,899
                                                                    ------------
Printing & Publishing -- 4.9%
Telefonica Publicidad e Informacion, SA                  140,000       1,333,279
Unidad Editorial, SA Series A(b)(c)                      687,039       3,275,074
                                                                    ------------
                                                                       4,608,353
                                                                    ------------
Retail - General Merchandise -- 2.0%
Aldeasa, SA                                               40,980       1,926,360
                                                                    ------------
                                                                      22,745,335
                                                                    ------------


--------------------------------------------------------------------------------
6 o THE SPAIN FUND

Portfolio of Investments
--------------------------------------------------------------------------------

Company                                                   Shares    U.S. $ Value
--------------------------------------------------------------------------------

Energy -- 7.1%
International -- 7.1%
Repsol-YPF, SA                                           247,070    $  6,730,911
                                                                    ------------
Capital Goods -- 5.0%
Engineering & Construction -- 5.0%
ACS, Actividades de Construccion y Servicios, SA          90,000       2,295,151
Grupo Ferrovial, SA                                       40,500       2,414,556
                                                                    ------------
                                                                       4,709,707
                                                                    ------------
Technology -- 3.4%
Computer Services -- 3.4%
Indra Sistemas, SA                                       183,035       3,164,328
                                                                    ------------
Basic Industry -- 2.5%
Mining & Metals -- 2.5%
Acerinox, SA                                             136,000       2,356,206
                                                                    ------------
Consumer Staples -- 2.0%
Beverages -- 2.0%
Baron de Ley, SA(b)                                       35,000       1,843,684
                                                                    ------------
Multi-Industry -- 1.0%
Multi-Industry -- 1.0%
Cintra Concesiones de Infraestructuras
  de Transporte, SA(b)                                    80,000        911,015
                                                                    ------------
Total Investments -- 98.3%
  (cost $47,424,588)                                                  92,670,490
Other assets less liabilities -- 1.7%                                  1,631,190
                                                                    ------------
Net Assets-100%                                                     $ 94,301,680
                                                                    ============
Net Asset Value Per Share
  (applicable to 8,705,608
  shares outstanding)                                               $      10.83
                                                                    ============
Market Value Per Share                                              $      12.70
                                                                    ============

(a)   Security represents investment in an affiliate
(b)   Non-income producing security.
(c)   Restricted and illiquid security, valued at fair value.

Please Note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

--------------------------------------------------------------------------------
                                                              THE SPAIN FUND o 7

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.  EXHIBITS.

The following exhibits are attached to this Form N-Q:

         EXHIBIT NO.      DESCRIPTION OF EXHIBIT
         -----------      ----------------------

         11(a)(1) Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

         11(a)(2) Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): The Spain Fund, Inc.

By:   /s/ Marc O, Mayer
      -----------------
      Marc O. Mayer
      President

Date: April 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Marc O, Mayer
      -----------------
      Marc O. Mayer
      President

Date: April 29, 2005

By:   /s/ Mark D. Gersten
      -------------------
      Mark D. Gersten
      Treasurer and Chief Financial Officer

Date: April 29, 2005